Common shares (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 21, 2017 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 shares
Common shares [Line Items]
Aggregate consideration of common shares issued and sold to an independent institutional investor		¥ (4,473)	$ (651)	¥ 2,950,607	¥ 0
Class A common shares [Member]
Common shares [Line Items]
Aggregate consideration of common shares issued and sold to an independent institutional investor | $	$ 442,200
Issue price per share | $ / shares	$ 3.5
Common shares, shares authorized		10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares outstanding		981,740,848	981,740,848	945,245,908
Class B common shares [Member]
Common shares [Line Items]
Common shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares outstanding		288,182,976	288,182,976	317,982,976
Restricted shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Issuance of common share (in shares)		6,694,940	6,694,940	21,305,880	11,887,180
Common shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Issuance of common share (in shares)	132,250,000			132,250,000
Common shares, shares outstanding		981,740,848	981,740,848	945,245,908	750,115,028	728,227,848
Common shares [Member] | Class B common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Converted		29,800,000	29,800,000	41,575,000	10,000,000
Common shares, shares outstanding		288,182,976	288,182,976	317,982,976	359,557,976	369,557,976